CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


                                  May 29, 2007


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


                     Re: Van Kampen Unit Trusts, Series 329
                       (File No. 333-81228) (CIK #1123100)


Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Post-Effective amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent Post-Effective amendment to the Registration Statement was filed electronically with the commission on May 23, 2008.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.